Document and Entity Information	6 Months Ended
Sep. 30, 2014
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	H1
Trading Symbol	HDB
Entity Registrant Name	HDFC BANK LTD
Entity Central Index Key	0001144967
Current Fiscal Year End Date	--03-31